Investment Risks	Dec. 22, 2025
Founder-Led ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Founder-Led ETF | Ap And Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Founder-Led ETF | Premiumdiscount To Nav Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Founder-Led ETF | Index Calculation And Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Calculation & Methodology Risk. Mistakes in index data, calculations, or application of the methodology can occur and may not be promptly remedied, which can affect the Fund. Errors, delays, or methodology misapplications (such as in classifying founder-led status, share counts, corporate actions, or float adjustments) may cause unintended inclusions/exclusions or inaccurate weights until corrected. Under the Index Calculation Agreement, Solactive is engaged solely to calculate, maintain, and disseminate Index Levels in line with the methodology provided by the Index Owner; in cases not covered or not clearly regulated by the methodology, the Index Owner and Solactive consult to agree on treatment, and Solactive may, if guidance is not timely available, implement adjustments in its commercially reasonable judgment.

Founder-Led ETF | Index Ownership And Conflicts Of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Ownership and Conflicts of Interest Risk. The Adviser (or an affiliate) owns the Index intellectual property and licenses it to the Fund. Although the Adviser does not receive index-licensing revenue from the Fund, conflicts could arise in index rule design, constituent determinations, or timing of rebalances. The Trust maintains information-barrier policies and Board oversight; however, such measures may not fully eliminate perceived or actual conflicts.

Founder-Led ETF | Tracking Difference And Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Difference and Tracking Error Risk. The Fund’s results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Founder-Led ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Founder-Led ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy Risk. The Fund seeks to track the Index and does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Founder-Led ETF | Concentration In Founderled Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration in Founder-Led Companies Risk. Because the Index focuses on companies led by one or more original founders, the Fund’s holdings may reflect governance practices, strategic choices, and corporate cultures that differ from peers. This thematic focus narrows the investable universe and may cause performance to differ, positively or negatively, from broader equity markets.

Founder-Led ETF | Sectorindustry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector/Industry Focus Risk. Founder-led issuers may cluster in particular sectors or industries. If the Index becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach. As a result of this concentration, the Fund may focus its investments in Information Technology, Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials.

Founder-Led ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund’s performance.

Founder-Led ETF | Control And Dualclass Share Structures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control and Dual-Class Share Structures Risk. Some founder-led issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of founder-specific decisions or controversies.

Founder-Led ETF | Succession And Keyperson Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company’s founder or other key executive may adversely affect the issuer’s prospects and have a negative impact on such issuer’s share price, and, in some cases, its continued eligibility for the Index, potentially leading to removals at reconstitution and additional turnover.

Founder-Led ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Founder-Led ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Founder-Led ETF | Largecapitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.
Founder-Led ETF | Brokerage Commissions And Bidask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Founder-Led ETF | Swap Agreements And Other Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Founder-Led ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Founder-Led ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund’s performance.
Founder-Led 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Founder-Led 2x Daily ETF | Ap And Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Founder-Led 2x Daily ETF | Premiumdiscount To Nav Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Founder-Led 2x Daily ETF | Index Calculation And Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Calculation & Methodology Risk. Mistakes in index data, calculations, or application of the methodology can occur and may not be promptly remedied, which can affect the Fund. Errors, delays, or methodology misapplications (such as in classifying founder-led status, share counts, corporate actions, or float adjustments) may cause unintended inclusions/exclusions or inaccurate weights until corrected. Under the Index Calculation Agreement, Solactive is engaged solely to calculate, maintain, and disseminate Index Levels in line with the methodology provided by the Index Owner; in cases not covered or not clearly regulated by the methodology, the Index Owner and Solactive consult to agree on treatment, and Solactive may, if guidance is not timely available, implement adjustments in its commercially reasonable judgment.

Founder-Led 2x Daily ETF | Index Ownership And Conflicts Of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Ownership and Conflicts of Interest Risk. The Adviser (or an affiliate) owns the Index intellectual property and licenses it to the Fund. Although the Adviser does not receive index-licensing revenue from the Fund, conflicts could arise in index rule design, constituent determinations, or timing of rebalances. The Trust maintains information-barrier policies and Board oversight; however, such measures may not fully eliminate perceived or actual conflicts.

Founder-Led 2x Daily ETF | Tracking Difference And Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Difference and Tracking Error Risk. The Fund’s results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Founder-Led 2x Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Founder-Led 2x Daily ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy Risk. The Fund is not actively managed. It seeks leveraged investment results that correspond to 2x the Index’s daily performance and generally will not take defensive positions. During temporary defensive periods, the Fund will not seek to achieve its 2x daily objective. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Founder-Led 2x Daily ETF | Concentration In Founderled Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration in Founder-Led Companies Risk. Because the Index focuses on companies led by one or more original founders, the Fund’s holdings may reflect governance practices, strategic choices, and corporate cultures that differ from peers. This thematic focus narrows the investable universe and may cause performance to differ, positively or negatively, from broader equity markets.

Founder-Led 2x Daily ETF | Sectorindustry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector/Industry Focus Risk. Founder-led issuers may cluster in particular sectors or industries. If the Index becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach. As a result of this concentration, the Fund may focus its investments in Information Technology, Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials.

Founder-Led 2x Daily ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund’s performance.

Founder-Led 2x Daily ETF | Control And Dualclass Share Structures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control and Dual-Class Share Structures Risk. Some founder-led issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of founder-specific decisions or controversies.

Founder-Led 2x Daily ETF | Succession And Keyperson Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company’s founder or other key executive may adversely affect the issuer’s prospects and have a negative impact on such issuer’s share price, and, in some cases, its continued eligibility for the Index, potentially leading to removals at reconstitution and additional turnover.

Founder-Led 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Founder-Led 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Founder-Led 2x Daily ETF | Largecapitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.
Founder-Led 2x Daily ETF | Brokerage Commissions And Bidask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Founder-Led 2x Daily ETF | Swap Agreements And Other Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Founder-Led 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund uses leverage to target approximately 2x the Index’s daily return. Losses are magnified relative to the Index. If the Index declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Founder-Led 2x Daily ETF | Holding Period And Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holding Period and Compounding Risk. The Fund seeks 2x the Index’s return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Index returns, and Index volatility will likely cause the Fund’s performance to differ, sometimes significantly, from 2x the Index return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Index return for the period, and you could lose money even if the Index is flat or rises over the holding period.

Founder-Led 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Index but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Founder-Led 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund’s ability to maintain targeted exposure.

Founder-Led 2x Daily ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Founder-Led 2x Daily ETF | Geopolitical And Macro Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund’s investments and secondary-market trading.

Founder-Led 2x Daily ETF | Exchange Listing And Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Listing and Trading Risk. Although Shares are expected to be listed on The Nasdaq Stock Market, LLC (the “Exchange”), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Founder-Led 2x Daily ETF | Early Closelate Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Founder-Led 2x Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund’s end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund’s daily objective over that sub-day interval.

Founder-Led 2x Daily ETF | Rebalance And Intraquarter Drift Adjustment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalance and Intra-Quarter Drift Adjustment Risk. The Index applies a 10% single-stock cap at each scheduled quarterly rebalance and may implement out-of-cycle adjustments if a constituent’s weight exceeds a 20% drift threshold (resetting to 10% and redistributing the excess pro rata). These actions can increase turnover, transaction costs, and taxable gains, and may contribute to tracking difference.

Founder-Led 2x Daily ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. The Index may underperform other asset classes or other equity indices. The Index’s methodology and founder-led focus may cause it to lag broader or differently constructed benchmarks over certain periods.

Founder-Led 2x Daily ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

Founder-Led 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Founder-Led 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund’s performance.